CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)
CASH AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Net profit for the year	S/ 4,071,305	S/ 4,181,648	S/ 3,609,980
Adjustment to reconcile net profit to net cash arising from operating activities:
Provision for credit losses on loan portfolio	1,814,898	2,057,478	2,063,209
Depreciation and amortization	429,122	419,975	407,061
Depreciation of investment properties	7,405	6,440	4,369
Deferred income tax	91,101	(3,556)	28,228
Adjustment of technical reserves	713,433	605,072	507,484
Net gain on securities	(242,829)	(760,772)	(339,930)
Impairment loss on goodwill	38,189	0	94
Provision for sundry risks	42,236	29,023	28,093
Net loss (gain) on financial assets designated at fair value through profit and loss	53,935	(67,633)	(51,667)
Net gain of trading derivatives	(13,262)	(103,580)	(44,500)
(Gain) loss on sales of property, furniture and equipment	(54,952)	(36,970)	45,076
Net loss (gain) from sale of seized and recovered assets	3,411	(2,494)	(1,377)
Expense for share-based payment transactions	65,547	62,043	73,930
Others	(16,022)	2,363	78,254
Net (increase) decrease in assets
Loans	(10,236,155)	(8,387,767)	(6,636,536)
Investments at fair value through profit or loss	530,918	(16,400)	(1,694,949)
Investments at fair value through other comprehensive income	(837,699)	0	0
Investments available-for-sale	0	(5,380,789)	562,679
Cash collateral, reverse repurchase agreements and securities borrowings	3,604,105	3,134,530	(28,856)
Other assets	(1,078,163)	425,245	1,502,444
Net increase (decrease) in liabilities
Deposits and obligations	5,583,328	12,779,204	(1,981,653)
Due to Banks and correspondents	267,383	661,747	(188,720)
Payables from repurchase agreements and securities lending	(4,069,121)	(1,661,576)	518,755
Bonds and notes issued	(1,264,573)	788,144	274,766
Other liabilities	1,481,198	1,584,847	1,004,803
Income tax paid	(1,106,700)	(1,014,907)	(1,108,641)
Net cash flow from operating activities	(121,962)	9,301,315	(1,367,604)
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue from sale of property, furniture and equipment	95,063	44,137	47,044
Revenue from sale of investment property	25,628	115,705	0
Purchase of property, furniture and equipment	(181,459)	(143,851)	(110,151)
Purchase of investment property	(49,519)	(9,217)	(88,186)
Additions of intangible assets	(419,789)	(271,722)	(277,346)
Amortized cost investments	295,990	0	0
Held-to-maturity investments	0	670,620	(1,550,332)
Net cash flows from investing activities	(234,086)	405,672	(1,978,971)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(1,130,427)	(979,989)	(653,326)
Additional dividends	0	(1,252,255)	0
Subordinated bonds and notes issued	0	(40,049)	(401,257)
Purchase of treasury stock	(95,413)	(71,008)	(66,528)
Acquisition of non-controlling interest	(174,472)	0	(489,866)
Net cash flows from financing activities	(1,400,312)	(2,343,301)	(1,610,977)
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	(1,756,360)	7,363,686	(4,957,552)
Effect of changes in exchange rate of cash and cash equivalents	704,966	(784,685)	(454,120)
Cash and cash equivalents at the beginning of the year	23,212,197	16,633,196	22,044,868
Cash and cash equivalents at the end of the year	22,160,803	23,212,197	16,633,196
Additional information from cash flows
Interest received	11,469,209	10,935,640	10,640,157
Interest paid	S/ (3,034,140)	S/ (2,885,989)	S/ (2,772,891)